Loans and ACL - Summary of TDRs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	$ 2,877	$ 2,200
ALLL attributable to TDRs		152
Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		1,986
Nonperforming TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	377	214
Commercial: | Commercial and industrial
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	1,027
Commercial: | Commercial and industrial | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		136
Commercial: | CRE
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	245
Commercial: | CRE | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		5
Commercial: | Commercial construction
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	22
Commercial: | Commercial construction | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		1
Consumer: | Residential mortgage
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	633
Consumer: | Residential mortgage | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		1,252
Consumer: | Home equity
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	11
Consumer: | Home equity | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		51
Consumer: | Indirect auto
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	898
Consumer: | Indirect auto | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		462
Consumer: | Other consumer
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	25
Consumer: | Other consumer | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		31
Consumer: | Student | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		30
Credit card
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated	$ 16
Credit card | Performing TDRs
Financing Receivable [Line Items]
Financing Receivable, Modified, Accumulated		$ 18